FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) $ in Thousands, kr in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 NOK (kr)	Oct. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)	Dec. 31, 2019 USD ($)	Apr. 23, 2018	Oct. 05, 2016
Non-derivatives:
Available-for-sale debt securities	$ 9,680			$ 9,431		$ 12,753
Equity securities	11,530			19,374		$ 61,326
Equity Securities pledged to creditors	10,238			9,007
Long-term debt	1,903,755			1,663,394
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,184			3,406
Long term receivables, non-designated swap contracts	100			0
Long term payables, non-designated swap contracts	2,200			13,500
Not designated as hedging instrument
Derivatives:
Interest rate/ currency swap contracts – short-term payables	700			900
5.75% unsecured convertible bonds due 2021
Non-derivatives:
Long-term debt	$ 0		$ 144,700	212,200
Interest rate (in percentage)	5.75%	5.75%						5.75%
4.875% unsecured convertible bonds due 2023
Non-derivatives:
Long-term debt	$ 137,900			139,900
Interest rate (in percentage)	4.875%	4.875%					4.875%
7.25% senior unsecured sustainability-linked bonds due 2026
Non-derivatives:
Interest rate (in percentage)	7.25%	7.25%
NOK700 million senior unsecured bonds due 2023
Non-derivatives:
Long-term debt	$ 79,500	kr 700		81,600	kr 700
NOK700 million senior unsecured bonds due 2024
Non-derivatives:
Long-term debt	78,900	695		81,000	695
NOK600 million senior unsecured bonds due 2025
Non-derivatives:
Long-term debt	61,300	kr 540		62,900	kr 540
Fair Value, Recurring | Carrying value
Non-derivatives:
Available-for-sale debt securities	9,680			9,431
Equity securities	1,292			10,367
Equity Securities pledged to creditors	10,238			9,007
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,184			3,406
Interest rate/ currency swap contracts – short-term payables	738			1,572
Interest rate/ currency swap contracts – long-term payables	17,209			32,712
Fair Value, Recurring | Fair value
Non-derivatives:
Available-for-sale debt securities	9,680			9,431
Equity securities	1,292			10,367
Equity Securities pledged to creditors	10,238			9,007
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,184			3,406
Interest rate/ currency swap contracts – short-term payables	738			1,572
Interest rate/ currency swap contracts – long-term payables	17,209			32,712
Fair Value, Recurring | 5.75% unsecured convertible bonds due 2021 | Carrying value
Non-derivatives:
Long-term debt	0			212,230
Fair Value, Recurring | 5.75% unsecured convertible bonds due 2021 | Fair value
Non-derivatives:
Long-term debt	0			199,496
Fair Value, Recurring | 4.875% unsecured convertible bonds due 2023 | Carrying value
Non-derivatives:
Long-term debt	137,900			139,900
Fair Value, Recurring | 4.875% unsecured convertible bonds due 2023 | Fair value
Non-derivatives:
Long-term debt	138,727			123,112
Fair Value, Recurring | 7.25% senior unsecured sustainability-linked bonds due 2026 | Carrying value
Non-derivatives:
Long-term debt	150			0
Fair Value, Recurring | 7.25% senior unsecured sustainability-linked bonds due 2026 | Fair value
Non-derivatives:
Long-term debt	153,563			0
Fair Value, Recurring | NOK700 million senior unsecured bonds due 2023 | Carrying value
Non-derivatives:
Long-term debt	79,507			81,572
Fair Value, Recurring | NOK700 million senior unsecured bonds due 2023 | Fair value
Non-derivatives:
Long-term debt	79,586			78,513
Fair Value, Recurring | NOK700 million senior unsecured bonds due 2024 | Carrying value
Non-derivatives:
Long-term debt	78,939			80,989
Fair Value, Recurring | NOK700 million senior unsecured bonds due 2024 | Fair value
Non-derivatives:
Long-term debt	79,077			76,940
Fair Value, Recurring | NOK600 million senior unsecured bonds due 2025 | Carrying value
Non-derivatives:
Long-term debt	61,334			62,927
Fair Value, Recurring | NOK600 million senior unsecured bonds due 2025 | Fair value
Non-derivatives:
Long-term debt	$ 60,133			$ 57,421